Income taxes	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Income taxes
16. Income taxes
(1) Deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2025	2026
Deferred tax assets
Defined benefit plan liabilities	156,650	177,494
Accrued expenses and liabilities for quality assurance	821,680	886,672
Other accrued employees’ compensation	146,548	160,993
Operating loss carryforwards for tax purposes	44,324	357,926
Allowance for doubtful accounts and credit losses	115,209	130,858
Property, plant and equipment and other assets	340,410	339,623
Other	504,892	853,359

Total deferred tax assets	2,129,712	2,906,926

Deferred tax liabilities
Changes in fair value of financial instruments measured in other comprehensive income	(727,581)	(751,808)
Undistributed earnings of foreign subsidiaries	(63,179)	(48,979)
Undistributed earnings of associates and joint ventures	(1,223,489)	(1,289,418)
Basis difference of acquired assets	(71,386)	(90,855)
Capitalized development costs	(181,775)	(171,315)
Lease transactions	(860,487)	(1,337,570)
Other	(143,379)	(245,890)

Total deferred tax liabilities	(3,271,276)	(3,935,835)

Net deferred tax assets and liabilities	(1,141,564)	(1,028,909)

The “Other” category of deferred tax assets primarily comprises adjustments related to
u
nrecognized tax benefits adjustments (¥402,889 million in the year ended March 31, 2026).

Of the changes in deferred tax assets and deferred tax liabilities for the years ended March 31, 2024, 2025 and 2026, the amount recognized as income tax expense in the consolidated statement of income is as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Defined benefit plan liabilities	(4,333)	3,093	45,291
Accrued expenses and liabilities for quality assurance	40,626	108,554	29,633
Other accrued employees’ compensation	6,925	8,930	11,769
Operating loss carryforwards for tax purposes	(133,776)	(5,609)	291,709
Allowance for doubtful accounts and credit losses	(551)	11,776	5,347
Property, plant and equipment and other assets	11,518	49,177	1,070
Undistributed earnings of foreign subsidiaries	(2,869)	(20,814)	14,200
Undistributed earnings of associates and joint ventures	(43,526)	(54,492)	(30,316)
Basis difference of acquired assets	1,152	10,991	(15,541)
Capitalized development costs	12,824	7,815	10,460
Lease transactions	186,196	18,780	(398,554)
Other	88,582	(25,114)	340,621

Total	162,768	113,087	305,691

The “Other” category primarily comprises adjustments related to
u
nrecognized tax benefits adjustments (¥279,486 million in the year ended March 31, 2026).
Deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset are recognized in the statement of financial position:

	Yen in millions
	March 31,
	2025	2026

Deductible temporary difference	1,944,948	1,598,404
Carryforwards of tax losses	841,136	978,821
Carryforwards of tax credit	61,687	86,395

Total	2,847,770	2,663,620

The expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2025	2026

Within 5 years	4,323	53,099
Between 5 and 10 years	319,631	313,330
Later than 10 years	517,182	612,392

Total	841,136	978,821

The expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2025	2026

Within 5 years	3,778	6,202
Between 5 and 10 years	3,878	8,293
Later than 10 years	54,031	71,900

Total	61,687	86,395

Of the temporary differences in investments in foreign subsidiaries, because management intends to reinvest undistributed earnings of foreign subsidiaries in the foreseeable future, no deferred tax liability is recognized. As of March 31, 2025 and 2026, temporary differences totaled ¥
5,667,006
million and ¥5,237,041 million, respectively, and Toyota estimates an additional deferred tax liability of ¥
245,292 million and ¥328,627 million would be required, respectively, if the full amount of those undistributed earnings were remitted.
(2) Income tax expenses
Income tax expense for the years ended March 31, 2024, 2025 and 2026 consists of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026

Current income tax expense:
TMC and domestic subsidiaries	1,432,299	965,512	1,053,788
Foreign subsidiaries	624,134	772,410	419,137

Total current	2,056,433	1,737,922	1,472,925

Deferred income tax expense (benefit):
TMC and domestic subsidiaries	(42,906)	(131,329)	(376,104)
Foreign subsidiaries	(119,862)	18,242	70,413

Total deferred	(162,768)	(113,087)	(305,691)

Total income tax expense	1,893,665	1,624,835	1,167,234

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 30.9% for the years ended March 31, 2024, 2025 and 2026. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in future years. Reconciliation of the differences between the statutory tax rate and the average effective tax rate is as follows:

	For the years ended March 31,
	2024	2025	2026

Statutory tax rate	30.9%	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.3	0.8	0.8
Tax-exempt income	(0.2)	(0.6)	(0.3)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	0.6	1.0	1.0
Effects of investments accounted for using the equity method	(3.4)	(2.8)	(3.3)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.1	1.9	2.1
Change in unrecognized deferred tax assets	0.4	2.1	3.8
Tax credits	(2.1)	(4.2)	(4.6)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.0)	(3.1)	(3.1)
Unrecognized tax benefits adjustments	—	(1.1)	(5.4)
Revision to deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	—	0.4	—
Other	0.6	0.0	0.7
Average effective tax rate	27.2%	25.3%	22.7%

(3) Global Minimum Taxation
The Organization for Economic
Co-operation
and Development (OECD) has issued model rules for global minimum taxation, commonly referred to as Pillar Two, which aim to ensure that multinational enterprises are subject to a minimum corporate income tax rate of 15%.
Toyota operates in jurisdictions where legislation based on these model rules, including the Qualified Domestic Minimum
Top-up
Tax (QDMTT), has been enacted or substantively enacted. Based on an assessment of the financial information of the constituent entities subject to the regime, Toyota has evaluated the potential impact of corporate income taxes arising from global minimum taxation and concluded that there is no material impact.
Furthermore, Toyota applies the temporary exception under IAS 12 “Income Taxes” regarding the recognition and disclosure of deferred tax assets and liabilities related to global minimum taxation. As a result, Toyota does not recognize any deferred tax assets or deferred tax liabilities arising from global minimum taxation, nor does it provide related disclosures.